Consolidated Statement of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Gains (Losses)	Retained Earnings	Treasury Stock at Cost
Balance at May. 02, 2015	$ 1,189,358	$ 98	$ 1,927,997	$ (16,533)	$ 357,512	$ (1,079,716)
Net income (loss)	(24,446)				(24,446)
Minimum pension liability/Postretirement plan liability, net of tax	3,662			3,662
Pension reclassification (see Note 8)	13,022			13,022
Exercise of 31 in 2017, and 111 in 2016 common stock options	1,303	2	1,301
Stock options and restricted stock tax benefits	1,094		1,094
Stock-based compensation expense	14,889		14,889
Accretive dividend on preferred stockholders and membership interests	(4,204)				(4,204)
Inducement fee paid upon conversion of Series J preferred stock	(3,657)				(3,657)
Cash dividends declared	(46,056)				(46,056)
Accrued dividends for long-term incentive awards	(451)				(451)
Purchase of treasury stock related to stock-based compensation, 0 shares in 2018, 248 shares in 2017 and 337 shares in 2016	(4,004)					(4,004)
Treasury stock repurchase plan, 2020 shares in 2017 and 2,763 shares in 2016	(26,718)					(26,718)
Dividend to preferred shareholders paid in shares	(1,783)		1,783		(1,783)
Common shares issued upon conversion of Series J preferred stock	200,262	12	200,250
Cash settlement of equity award	(8,022)		(8,022)
Separation of B&N Education, Inc.	(702,522)		(401,258)		(301,264)
Balance at Apr. 30, 2016	603,510	112	1,738,034	151	(24,349)	(1,110,438)
Net income (loss)	22,023				22,023
Minimum pension liability/Postretirement plan liability, net of tax	164			164
Exercise of 31 in 2017, and 111 in 2016 common stock options	312		312
Stock options and restricted stock tax benefits	1,110		1,110
Stock-based compensation expense	6,299		6,299
Cash dividends declared	(43,887)				(43,887)
Accrued dividends for long-term incentive awards	(212)				(212)
Purchase of treasury stock related to stock-based compensation, 0 shares in 2018, 248 shares in 2017 and 337 shares in 2016	(2,694)					(2,694)
Treasury stock repurchase plan, 2020 shares in 2017 and 2,763 shares in 2016	(23,281)					(23,281)
Distribution of Rabbi Trust shares (see Note 3)			(15,342)			15,342
Tax benefit from distribution of Rabbi Trust	10,967		10,967
Balance at Apr. 29, 2017	574,311	112	1,741,380	315	(46,425)	(1,121,071)
Adoption of ASU 2016-09 (see Note 1)	1,465		1,310		155
Net income (loss)	(125,480)				(125,480)
Minimum pension liability/Postretirement plan liability, net of tax	(39)			(39)
Stock-based compensation expense	6,865		6,865
Cash dividends declared	(43,638)				(43,638)
Accrued dividends for long-term incentive awards	(848)				(848)
Purchase of treasury stock related to stock-based compensation, 0 shares in 2018, 248 shares in 2017 and 337 shares in 2016	(653)					(653)
Balance at Apr. 28, 2018	$ 411,983	$ 112	$ 1,749,555	$ 276	$ (216,236)	$ (1,121,724)